Convertible debentures (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Sep. 01, 2019
IfrsStatementLineItems [Line Items]
Convertable debentures		$ 5,089
Transactions costs	100
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Convertable debentures		14,000
Tranche A Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Convertable debentures		7,000
Issuance of convertable debenture	$ 1,000	6,000
Tranche B Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Convertable debentures		$ 7,000
Number of shares retired	12,150,447